Discontinued Operations (Details) - USD ($)			1 Months Ended		9 Months Ended	12 Months Ended	48 Months Ended
	Aug. 10, 2023	Sep. 23, 2021	Jan. 31, 2011	May 31, 2010	Sep. 23, 2021	Dec. 31, 2021 [1]	Dec. 31, 2022
Sogou [Member]
Discontinued Operations [Line Items]
Depreciation and amortization expense					$ 46,700,000
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income		Net income from discontinued operations, net of tax
Disposal gain/loss		$ 855,000,000				$ 855,009,000
Changyou [Member]
Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income	Net income from discontinued operations, net of tax
Disposal gain/loss	$ 35,400,000						$ 0
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member] | Cinema Advertising [Member]
Discontinued Operations [Line Items]
Percentage of acquired equity interests			50.00%	50.00%

[1]	Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.